61829  5/00
Prospectus Supplement
dated May 8, 2000 to:
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THE PUTNAM FUND FOR GROWTH AND INCOME (the "Fund")
to Prospectuses dated February 29, 2000

The second paragraph under the heading "Who manages the fund?" is replaced with the following:

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's portfolio since the years shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown.

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Manager                      Since     Experience
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David L. King                1993      1983 - Present      Putnam Management
Managing Director
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Christopher G. Miller        2000      1998 - Present      Putnam Management
Senior Vice President                  Prior to 1998       Analytic TSA Global
                                                           Asset Management
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Hugh H. Mullin               1996      1986 - Present      Putnam Management
Senior Vice President
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Sheldon N. Simon             1997      1984 - Present      Putnam Management
Senior Vice President
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